PARTLY OWNED SUBSIDIARY WITH MATERIAL NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Partly Owned Subsidiary With Material Non-controlling Interests
Schedule of equity interest held by non-controlling interests

Name	Country of incorporation and operation	2021	2022

Shanghai Onway Group	PRC/Mainland China	49%	49%

	2020	2021	2022	2022
	CNY	CNY	CNY	US$

Profit/(loss) for the year allocated to non-controlling interests:

Shanghai Onway Group	(1,415)	(6,819)	2,327	337

Dividends paid to non-controlling interests:

Shanghai Onway Group	—	4,900	—	—

Accumulated balances of non-controlling interest:

Shanghai Onway Group	119,072	107,353	109,680	15,900

Schedule of financial information

2022	Shanghai Onway Group
	CNY	US$

Revenue	20,306	2,944
Other (income)/losses	(15,504)	(2,248)
Profit for the year	4,802	696
Total comprehensive income loss for year	4,802	696

Current assets	197,468	28,625
Non-current assets	121,961	17,681
Current liabilities	(44,602)	(6,466)
Non-current liabilities	(77,524)	(11,239)

Net cash flows used in operating activities	(6,588)	(956)
Net cash flows from investing activities	157	23
Net cash flows used in financing activities	(7,743)	(1,122)

Net decrease in cash and cash equivalents	(14,174)	(2,055)